Note Guarantees (Other Guarantees) - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations
Funds Advanced To Investors Under Servicing Agreements	$ 80.0	$ 36.0
Popular, Inc. Holding Co. | Debt Securities Payable
Guarantor Obligations
Guarantees, unamortized balance of the obligations	100.0	200.0
Financial Standby Letter Of Credit
Guarantor Obligations
Guarantees, unamortized balance of the obligations	0.5	0.4
Guarantee Type, Other | Popular, Inc. Holding Co. | Capital securities (trust preferred securities)
Guarantor Obligations
Guarantees, unamortized balance of the obligations	$ 400.0	$ 400.0